Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to the Company	$ 180,209	$ 166,629	$ 155,466
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of land use rights	1,246	1,093	847
Depreciation of property, plant and equipment	28,043	23,215	18,775
Amortization of debt issuance costs			590
Non-cash impairment charges on intangible asset	308
Amortization of intangible assets	13,115	9,568	7,450
Inventory write-down	2,609	3,105	1,247
Allowance (recovery) for doubtful accounts	9,572	(34)	212
Loss (gain) on disposal of property, plant and equipment	39	(1,568)	5
(Gain) loss on fair value change of derivative instruments	835	(891)
Share-based compensation expenses	13,984	12,368	7,280
Deferred income taxes	(27)	2,673	2,972
Non-controlling interests in subsidiaries, net of tax	2,073	296
Changes in current assets and liabilities, net of effects of acquisitions:
Accounts receivable	7,308	(52,577)	(25,694)
Inventories	(11,185)	(15,186)	(13,768)
Value added taxes receivable	3,505	8,286	(9,519)
Other receivables	(13,646)	(6,810)	(412)
Prepayments and deposits	(1,108)	(2,034)	(91)
Other assets	(3,324)	301	(363)
Notes payable	1,568	475	(74)
Accounts payable	5,965	5,468	7,229
Advances from customers	(3,352)	6,398	2,785
Salaries payable	29,597	10,798	6,212
Other payables	42,914	13,763	(8,649)
Income taxes payable	12,701	2,837	(2,953)
Other taxes payable	1,068	3,009	(1,642)
Other long-term liabilities	1,649	1,222	(209)
Net cash provided by operating activities	325,666	192,404	147,696
Cash flows from investing activities:
Acquisition cost of subsidiaries, net of cash received	(34,552)	(6,530)
Purchase of property, plant and equipment and intangible assets	(54,132)	(68,095)	(35,894)
Purchase of land use rights	(660)	(8,149)
Advances for purchase of property, plant and equipment	(10,813)	(13,694)	(30,021)
Proceeds from disposal of property, plant and equipment	1,766	4,532	338
Decrease (increase) in restricted cash and restricted investment	(21,528)		76,347
Proceeds from sale of restricted/short-term investments	144,395	100,274	100,943
Increase in short-term investments	(257,021)	(264,123)	(296,003)
Advances to employees loans, net		(2,494)	(3,082)
Net cash used in investing activities	(232,545)	(258,279)	(187,372)
Cash flows from financing activities:
Repayment of bank loans	(2,475)		(169,066)
Proceeds from bank loans	52,000	85,399
Dividends paid	(46,401)	(34,522)	(22,799)
Proceeds from exercise of options	24,593	7,121	11,160
Repurchase of common shares		(10,160)
Net proceeds from secondary public offering			149,661
Cash contribution from non-controlling interests	506	797
Net cash (used in) provided by financing activities	28,223	48,635	(31,044)
Net (decrease) increase in cash and cash equivalents	121,344	(17,240)	(70,720)
Cash and cash equivalents, beginning of year	124,311	137,502	204,228
Effect of exchange rate changes on cash	2,204	4,049	3,994
Cash and cash equivalents, end of year	247,859	124,311	137,502
Supplemental disclosure for cash flows information:
Income taxes paid	27,372	17,357	17,646
Interest paid	3,619	434	427
Supplemental disclosure for non-cash activities:
Purchase of property, plant and equipment through payables	(4,769)	(21,203)	(16,168)
Purchase consideration payable	$ 20,354	$ 2,142